COLLABORATION ARRANGEMENTS (Details)	1 Months Ended					12 Months Ended
	May 31, 2019 USD ($)	Apr. 30, 2019 item	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Oct. 31, 2018 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Feb. 28, 2021 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues						$ 10,175,258		$ 700,913		$ 480,000
Accounts receivable, net						$ 3,000,000
Guilin Sanjin Pharmaceutical Co., Ltd. License Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront cash payment received			$ 1,511,168	¥ 10,000,000
Agreed period for not to grant rights associated with antibodies to third parties			3 years	3 years
Revenues							¥ 0		¥ 0		¥ 0	$ 1,511,168	¥ 10,000,000
Dragon Boat Biopharmaceutical (Shanghai) Limited License Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront cash payment received								573,378	4,000,000
Agreed period for not to grant rights associated with antibodies to third parties						3 years	3 years
Revenues						$ 1,240,022	¥ 8,000,000		¥ 0		¥ 0
Milestone fee received						620,011	¥ 4,000,000
Signal Pharmaceuticals LLC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront cash payment received	$ 72,000				$ 237,500	480,000
Revenues								309,500		480,000
ADCT Collaboration Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues						$ 225,000		225,000		$ 0
Maximum number of selected targets, agreed for generation of antibodies | item		2
Period for reservation of target right						1 year	1 year
Minimum threshold written notice period for termination of agreement						30 days	30 days
Other income								$ 100,000
Exelixis Inc Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront cash payment received						$ 11,000,000
Revenues						8,500,000
Payment of upfront-refundable fee														$ 11,000,000
Milestone payments receivable based on development and regulatory milestones														127,500,000
Milestone payments receivable based on sales														$ 262,500,000
Accounts receivable, net						$ 3,000,000